UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 36.3%
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 3.3%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.410%)	2.747%	4/12/21	$1,000,000	$1,002,667	(a)(b)
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.550%)	2.891%	5/4/21	400,000	400,737	(a)(b)
Ford Motor Credit Co., LLC (3 mo. USD LIBOR + 0.930%)	3.271%	11/4/19	620,000	623,338	(b)
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.800%)	3.143%	8/7/20	400,000	401,935	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 2.060%)	4.399%	1/15/19	1,500,000	1,509,356	(b)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	330,000	331,870
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.850%)	3.189%	4/9/21	1,000,000	1,004,030	(b)

Total Automobiles				5,273,933

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	170,000	167,603

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	330,000	324,012

Media - 0.1%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	160,000	139,800

Multiline Retail - 1.3%
Dollar Tree Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	3.036%	4/17/20	2,000,000	2,004,343	(b)

Specialty Retail - 0.7%
Lowe’s Cos Inc., Senior Notes (3 mo. USD LIBOR + 0.240%)	2.579%	4/15/19	660,000	661,248	(b)
Lowe’s Cos Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	2.747%	9/10/19	500,000	502,354	(b)

Total Specialty Retail				1,163,602

TOTAL CONSUMER DISCRETIONARY				9,073,293

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.603%	2/1/21	$190,000	$195,234	(b)

Food Products - 0.6%
Mondelez International Inc., Senior Notes (3 mo. USD LIBOR + 0.520%)	2.863%	2/1/19	790,000	791,453	(b)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	160,000	157,705	(a)

Total Food Products				949,158

Tobacco - 0.5%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	390,000	378,306	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	210,000	207,508
Reynolds American Inc., Senior Notes	3.250%	6/12/20	172,000	171,869

Total Tobacco				757,683

TOTAL CONSUMER STAPLES				1,902,075

ENERGY - 3.2%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	180,917

Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	230,000	237,322
BP Capital Markets PLC, Senior Notes (3 mo. USD LIBOR + 0.870%)	3.205%	9/16/21	900,000	917,601	(b)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.410%)	2.724%	11/15/19	1,050,000	1,055,985	(b)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	2.851%	3/3/22	800,000	810,670	(b)
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	2.693%	3/6/22	640,000	645,666	(b)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	90,000	92,049
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	235,000	240,523
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.788%	5/11/20	330,000	332,408	(b)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	3.251%	4/10/19	600,000	601,685	(a)(b)

Total Oil, Gas & Consumable Fuels				4,933,909

TOTAL ENERGY				5,114,826

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 19.4%
Banks - 12.6%
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	2.881%	8/27/21	$960,000	$963,579	(a)(b)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	191,946
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	3.207%	4/1/19	1,580,000	1,587,501	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.160%)	3.508%	1/20/23	1,500,000	1,526,807	(b)
Bank of Montreal, Senior Notes (3 mo. USD LIBOR + 0.460%)	2.797%	4/13/21	1,000,000	1,005,154	(b)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	3.695%	5/16/24	1,000,000	992,858	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	458,438
Citigroup Inc., Junior Subordinated Notes (5.590% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,000,000	1,019,700	(b)(c)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.770%)	3.109%	4/8/19	530,000	532,030	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	3.292%	7/24/23	1,500,000	1,512,820	(b)
Cooperatieve Rabobank U.A., Senior Notes	3.125%	4/26/21	940,000	937,501
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.297%	6/10/20	980,000	992,142	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.517%	7/1/21	350,000	357,307	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.414%	11/15/18	950,000	952,016	(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	3.122%	10/31/22	1,500,000	1,505,424	(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.322%	5/18/24	1,150,000	1,153,957	(b)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.880%)	3.215%	9/24/18	390,000	390,218	(b)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	2.729%	4/30/21	330,000	331,056	(b)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	2.782%	5/24/21	330,000	331,196	(b)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	90,000	90,233
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	2.655%	4/26/21	1,000,000	1,004,073	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/9/18	1,020,000	1,017,450	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.268%	2/11/22	1,000,000	1,011,043	(b)

Total Banks				19,864,449

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.4%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	3.182%	8/17/20	$530,000	$536,505	(b)
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 1.050%)	3.389%	10/30/23	800,000	815,864	(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.695%	4/23/21	380,000	388,788	(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 0.550%)	2.891%	2/10/21	1,000,000	1,002,795	(b)
UBS AG Stamford CT, Senior Notes (3 mo. USD LIBOR + 0.850%)	3.171%	6/1/20	1,090,000	1,098,985	(b)

Total Capital Markets				3,842,937

Consumer Finance - 3.1%
American Express Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.780%)	3.121%	11/5/18	820,000	820,545	(b)
American Express Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	2.751%	3/3/20	1,000,000	1,003,879	(b)
American Express Credit Corp., Senior Notes	2.600%	9/14/20	630,000	625,188
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.824%	5/15/23	1,000,000	1,001,956	(b)
Ford Motor Credit Co., LLC, Senior Notes	2.551%	10/5/18	270,000	269,938
Ford Motor Credit Co., LLC, Senior Notes	2.021%	5/3/19	210,000	208,532
Ford Motor Credit Co., LLC, Senior Notes	3.339%	3/28/22	1,000,000	967,542

Total Consumer Finance				4,897,580

Diversified Financial Services - 0.3%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	420,000	481,605

Insurance - 1.0%
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	2.764%	3/29/21	600,000	600,958	(b)
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	2.964%	3/29/23	1,000,000	1,004,772	(b)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	1,627	2,212	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.337%	2/12/23	7,822	7,930	(a)(b)

Total Insurance				1,615,872

TOTAL FINANCIALS				30,702,443

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 2.1%
Biotechnology - 0.4%
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.910%	5/22/19	$350,000	$351,371	(b)
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	170,000	170,000
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	170,000	168,466

Total Biotechnology				689,837

Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.351%	6/6/22	330,000	332,048	(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	380,000	380,950
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.076%	3/19/21	250,000	250,413	(b)

Total Health Care Equipment & Supplies				963,411

Health Care Providers & Services - 0.6%
CVS Health Corp., Senior Notes (3 mo. USD LIBOR + 0.720%)	3.047%	3/9/21	900,000	908,077	(b)

Pharmaceuticals - 0.5%
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	2.716%	2/10/20	620,000	622,724	(b)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	29,138
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	50,000	46,794

Total Pharmaceuticals				698,656

TOTAL HEALTH CARE				3,259,981

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.4%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.718%	5/11/21	600,000	604,282	(b)

Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	8,964	9,868	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.2%
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.240%)	2.566%	3/12/21	$370,000	$370,687	(b)

TOTAL INDUSTRIALS				984,837

INFORMATION TECHNOLOGY - 1.0%
Software - 0.7%
Oracle Corp., Senior Notes (3 mo. USD LIBOR + 0.580%)	2.919%	1/15/19	1,050,000	1,052,362	(b)

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	480,000	488,557	(a)

TOTAL INFORMATION TECHNOLOGY				1,540,919

MATERIALS - 0.7%
Chemicals - 0.7%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	368,554	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	670,000	672,176	(a)

TOTAL MATERIALS				1,040,730

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.910%)	3.221%	11/27/18	230,000	230,452	(b)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.196%	6/12/24	1,150,000	1,152,728	(b)
CenturyLink Inc., Senior Notes	6.150%	9/15/19	80,000	82,000
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.414%	5/15/25	920,000	930,722	(b)

Total Diversified Telecommunication Services				2,395,902

Wireless Telecommunication Services - 0.7%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	280,000	287,174
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	33,000	33,412	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	94,600
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	406,250	405,056	(a)
Vodafone Group PLC, Senior Bonds (3 mo. USD LIBOR + 0.990%)	3.329%	1/16/24	220,000	220,560	(b)

Total Wireless Telecommunication Services				1,040,802

TOTAL TELECOMMUNICATION SERVICES				3,436,704

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	$300,000	$292,099

TOTAL CORPORATE BONDS & NOTES (Cost - $57,118,158)				57,347,907

ASSET-BACKED SECURITIES - 21.6%
Academic Loan Funding Trust, 2012-1A A2 (1 mo. USD LIBOR + 1.100%)	3.165%	12/27/44	371,135	374,272	(a)(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.42%)	3.763%	5/1/26	450,000	450,046	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.933%	5/1/27	160,000	160,232	(a)(b)
Ajax Mortgage Loan Trust, 2016-1, A, Step Bond	4.250%	7/25/47	350,589	353,431	(a)
Ally Master Owner Trust, 2017-3, A1 (1 mo. USD LIBOR + 0.430%)	2.493%	6/15/22	1,100,000	1,103,845	(b)
Ameriquest Mortgage Securities Inc., 2005-R7, M2 (1 mo. USD LIBOR + 0.500%)	2.565%	9/25/35	360,000	362,362	(b)
Ascentium Equipment Receivables Trust, 2017-1A, A3	2.290%	6/10/21	680,000	673,442	(a)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	3.316%	7/17/26	400,000	399,993	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	390,412	(a)
Bayview Financial Asset Trust, 2007-SR1A, M1 (1 mo. USD LIBOR + 0.800%)	2.865%	3/25/37	508,549	490,790	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.490%	11/23/25	250,000	250,202	(a)(b)
Business Loan Express, 2002-1A, A (1 mo. LIBOR + 0.55%)	2.615%	7/25/28	63,605	62,123	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A7, A7 (1 mo. USD LIBOR + 0.51%)	2.573%	9/16/24	1,500,000	1,511,279	(b)
Carlyle US CLO, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.568%	7/20/31	500,000	500,293	(a)(b)
Ciena Capital LLC, 2001-2A, A (1 mo. USD LIBOR + 0.58%)	2.645%	1/25/28	127,733	120,061	(a)(b)
CIFC Funding Ltd., 2017-1A, A (3 mo. USD LIBOR + 1.360%)	3.707%	4/23/29	250,000	250,682	(a)(b)
Countrywide Asset-Backed Certificates, 2007-10, 1A1 (1 mo. USD LIBOR + 0.180%)	2.245%	6/25/47	1,039,327	996,407	(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Flatiron Clo Ltd., 2017-1A, A (3 mo. USD LIBOR + 1.25%)	3.564%	5/15/30	$500,000	$500,953	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2015-2, A2 (1 mo. USD LIBOR + 0.570%)	2.633%	1/15/22	1,000,000	1,005,660	(b)
Hertz Vehicle Financing II LP, 2015-1A, B	3.520%	3/25/21	950,000	944,003	(a)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	380,000	371,504	(a)
Jamestown CLO IV Ltd., 2014-4A, A2R (3 mo. USD LIBOR + 1.350%)	3.689%	7/15/26	250,000	249,392	(a)(b)
Kubota Credit Owner Trust, 2018-1A, A2	2.800%	2/16/21	500,000	499,628	(a)
LCM Ltd., 2023-A, A1 (3 mo. USD LIBOR + 1.400%)	3.748%	10/20/29	500,000	504,591	(a)(b)
Madison Park Funding Ltd., 2014-14A, A2R (3 mo. USD LIBOR + 1.12%)	3.468%	7/20/26	600,000	600,733	(a)(b)
Merrill Lynch Mortgage Investors Trust Series, 2006-HE1, M1 (1 mo. USD LIBOR + 0.390%)	2.455%	12/25/36	370,000	370,778	(b)
Navient Private Education Loan Trust, 2015-AA, A2B (1 mo. USD LIBOR + 1.200%)	3.263%	12/15/28	1,491,821	1,510,789	(a)(b)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	3.115%	7/26/66	280,000	286,787	(a)(b)
Navient Student Loan Trust, 2017-5A A (1 mo. USD LIBOR + 0.800%)	2.865%	7/26/66	319,245	323,120	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.421%	12/7/20	658,304	660,156	(b)
Nelnet Student Loan Trust, 2005-1 A5 (3 mo. USD LIBOR + 0.11%)	2.445%	10/25/33	1,122,168	1,116,347	(b)
New Century Home Equity Loan Trust, 2004-2, M2 (1 mo. USD LIBOR + 0.93%)	2.995%	8/25/34	800,127	798,951	(b)
North Carolina State Education Assistance Authority, 2011-1, A3 (3 mo. USD LIBOR + 0.900%)	3.235%	10/25/41	709,142	712,652	(b)
NovaStar Home Equity Loan Trust, 2003-1, M1 (1 mo. USD LIBOR + 1.425%)	3.490%	5/25/33	147,439	145,354	(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.724%	8/15/29	250,000	252,505	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1, 1A1	5.866%	1/25/37	386,353	365,558

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Option One Mortgage Loan Trust, 2007-FXD1, 3A4	5.860%	1/25/37	$718,883	$714,173
OSCAR U.S. Funding Trust, 2017-1A, A2A	2.300%	5/11/20	493,971	494,493	(a)
Panhandle-Plains Higher Education Authority Inc., 2011-1, A2 (3 mo. USD LIBOR + 0.950%)	3.287%	7/1/24	391,069	391,833	(b)
PHEAA Student Loan Trust, 2013-2A, A1 (1 mo. USD LIBOR + 0.550%)	2.615%	4/25/30	651,858	649,246	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2, A (1 mo. USD LIBOR + 0.880%)	2.945%	8/25/33	319,907	313,804	(b)
Saxon Asset Securities Trust, 2003-1, M1 (1 mo. USD LIBOR + 1.050%)	3.115%	6/25/33	251,199	251,498	(b)
SLC Student Loan Trust, 2005-2, A3 (3 mo. USD LIBOR + 0.110%)	2.451%	3/15/27	1,248,982	1,247,741	(b)
SLM Student Loan Trust, 2005-4, A3 (3 mo. USD LIBOR + 0.120%)	2.455%	1/25/27	896,462	894,050	(b)
SLM Student Loan Trust, 2005-5, A4 (3 mo. USD LIBOR + 0.140%)	2.475%	10/25/28	1,253,555	1,249,949	(b)
SLM Student Loan Trust, 2005-7, A4 (3 mo. USD LIBOR + 0.150%)	2.485%	10/25/29	702,665	702,057	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.485%	3/25/44	1,490,000	1,455,589	(b)
SLM Student Loan Trust, 2006-2, A6 (3 mo. USD LIBOR + 0.170%)	2.505%	1/25/41	1,293,888	1,266,083	(b)
SLM Student Loan Trust, 2013-6, A3 (1 mo. USD LIBOR + 0.650%)	2.715%	6/25/55	1,434,493	1,444,260	(b)
Small Business Administration, 2017-10A, 1	2.845%	3/10/27	316,763	311,307
SMB Private Education Loan Trust, 2016-B, A2B (1 mo. USD LIBOR + 1.450%)	3.513%	2/17/32	445,303	453,895	(a)(b)
Symphony CLO XII Ltd., 2013-12A, AR (3 mo. USD LIBOR + 1.030%)	3.369%	10/15/25	488,304	488,296	(a)(b)
Tryon Park CLO Ltd., 2013-1A, A1SR (3 mo. USD LIBOR + 0.890%)	3.238%	4/15/29	400,000	398,440	(a)(b)
Venture XXVIII CLO Ltd., 2017-28A, A2 (3 mo. USD LIBOR + 1.110%)	3.458%	7/20/30	1,000,000	998,350	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2014-2A, A1R (3 mo. USD LIBOR + 1.250%)	3.586%	4/17/30	$500,000	$500,914	(a)(b)
Zais CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.869%	10/15/28	250,000	250,138	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $34,037,016)				34,145,449

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 16.2%
Alternative Loan Trust, 2004-28CB, 2A7	5.750%	1/25/35	106,330	107,502
BAMLL Commercial Mortgage Securities Trust, 2013-DSNY, A (1 mo. LIBOR + 1.050%)	3.113%	9/15/26	380,000	380,019	(a)(b)
Banc of America Funding Corp., 2014-R5, 1A2 (6 mo. USD LIBOR + 1.500%)	4.021%	9/26/45	1,540,000	1,220,821	(a)(b)
Banc of America Funding Corp., 2015-R2, 4A1 (1 mo. USD LIBOR + 0.165%)	2.230%	9/29/36	466,840	458,424	(a)(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.214%	5/28/36	1,040,018	1,032,485	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5, A3 (1 mo. USD LIBOR + 1.100%)	3.165%	10/25/33	473,577	472,128	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A, A2 (1 mo. USD LIBOR + 0.300%)	2.365%	8/25/35	4,303	4,265	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A, A2 (1 mo. USD LIBOR + 0.290%)	2.355%	10/25/35	15,124	14,985	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A, A2 (1 mo. USD LIBOR + 0.200%)	2.265%	1/25/36	6,762	6,616	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1, A4	3.458%	8/15/50	330,000	325,111
CLNS Trust, 2017-IKPR, A (1 mo. LIBOR + 0.800%)	2.867%	6/11/32	370,000	370,581	(a)(b)
Cold Storage Trust, 2017-ICE3, A (1 mo. LIBOR + 1.000%)	3.063%	4/15/36	260,000	261,194	(a)(b)
Credit Suisse Mortgage Trust, 2010-3R, 2A3	4.500%	12/26/36	470,000	479,780	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R, 15A2	3.752%	1/27/36	679,075	612,570	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Fannie Mae Grantor TrustFederal National Mortgage Association (FNMA), Grantor Trust, 2002-T19, A4	4.338%	3/25/42	$1,204,537	$1,255,914	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 3A (1mo. USDLIBOR + 0.700%)	2.776%	12/29/45	167,978	168,365	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 203877, FA (1 mo. LIBOR + 0.350%)	2.413%	11/15/40	175,332	176,075	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 2019 F	2.510%	6/1/28	27,741	27,812	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2, M2 (1 mo. USD LIBOR + 2.200%)	4.265%	9/25/24	190,327	196,329	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1, M3 (1 mo. USD LIBOR + 3.300%)	5.365%	10/25/27	390,000	436,457	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.665%	12/25/27	202,925	207,099	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	7.065%	11/25/24	349,157	395,157	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04, 1M2 (1 mo. USD LIBOR + 4.900%)	6.965%	11/25/24	230,964	264,695	(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03, 1M2 (1 mo. USD LIBOR + 3.000%)	5.065%	10/25/29	1,010,000	1,086,667	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01, 1B1 (1 mo. USD LIBOR + 3.550%)	5.615%	7/25/30	350,000	356,679	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03, 1M1 (1 mo. USD LIBOR + 0.680%)	2.745%	10/25/30	359,734	360,190	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03, 1M2C (1 mo. USD LIBOR + 2.15%)	4.215%	10/25/30	320,000	310,456	(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6, A3	4.238%	11/25/40	$159,057	$157,451	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3, 2A	4.196%	8/25/43	960,993	995,175	(b)
Federal National Mortgage Association (FNMA), REMIC Trust, 201997-20 F	2.178%	3/25/27	78,019	77,907	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6, 6A	4.055%	8/25/42	898,544	916,258	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8, 3F1 (1 mo. USD LIBOR + 0.4%)	2.465%	5/25/42	124,096	122,790	(b)
First Horizon Alternative Mortgage Securities Trust, 2007-FA1, A6 (1 mo. USD LIBOR + 0.300%)	2.365%	3/25/37	1,318,020	756,590	(b)
GE Business Loan Trust, 2006-1A, C (1 mo. LIBOR + 0.420%)	2.483%	5/15/34	339,248	316,639	(a)(b)
Gosforth Funding PLC, 2017-1A, A1A (3 mo. USD LIBOR + 0.470%)	2.796%	12/19/59	176,760	177,012	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.600%	2/20/61	426,930	427,913	(b)
Government National Mortgage Association (GNMA), 2013-H08, BF (1 mo. USD LIBOR + 0.400%)	2.500%	3/20/63	734,397	733,822	(b)
GS Mortgage Securities Corp II, 2000-1A, A (1 mo. USD LIBOR + 0.350%)	2.777%	3/20/23	391,032	391,942	(a)(b)
GSGS Mortgage Securities Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	2.232%	9/26/37	399,947	390,522	(a)(b)
HarborView Mortgage Loan Trust, 2004-2, 2A1 (1 mo. USD LIBOR + 0.520%)	2.597%	6/19/34	162,256	159,871	(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	393,160	385,911	(a)(b)
LB Commercial Conduit Mortgage Trust, IO, 201998-C4 X	1.609%	10/15/35	236,229	2	(b)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	4.582%	4/1/23	940,000	941,715	(a)(b)
LSTAR Securities Investment Trust Ltd., 2018-2, A1 (1 mo. USD LIBOR + 1.500%)	3.582%	4/1/23	457,558	458,393	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32, ASB	3.514%	12/15/49	540,000	540,968

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Morgan Stanley Capital I Trust, 2017-ASHF, A (1 mo. LIBOR + 0.850%)	2.913%	11/15/34	$200,000	$200,338	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R2, 2A1 12 mo. Monthly Treasury Average Index + 1.090%)	3.928%	12/26/46	516,132	527,418	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A, A3	3.750%	5/28/52	542,976	545,629	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A, A1	3.750%	11/25/56	275,304	276,243	(a)(b)
New York Mortgage Trust, 2005-2, A (1 mo. USD LIBOR + 0.66%)	2.725%	8/25/35	261,699	252,449	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2003-A1, M	6.587%	5/25/33	374,282	383,767	(b)
Prime Mortgage Trust, 2006-DR1, 2A1	5.500%	5/25/35	470,353	336,212	(a)
Residential Accredit Loans Inc., 2007-QS7, 1A7 (1 mo. USD LIBOR + 0.550%)	2.615%	5/25/37	1,192,186	957,943	(b)
Residential Asset Mortgage Products Inc., 2004-SL4, A5	7.500%	7/25/32	11,104	8,836
Residential Asset Securitization Trust, PAC, 2003-A11, A2 (1 mo. USD LIBOR + 0.45%)	2.515%	11/25/33	111,836	109,973	(b)
Sequoia Mortgage Trust, 2002-9, 2A	3.743%	9/20/32	153,843	151,058	(b)
Structured ARM Loan Trust, 2004-2, 1A1	4.499%	3/25/34	235,666	235,432	(b)
Structured Asset Securities Corp., 2005-RF3, 2A	3.955%	6/25/35	669,678	631,298	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL, A (1 mo. LIBOR + 0.750%)	2.829%	11/11/34	484,726	486,072	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A, 1A1	4.316%	8/20/35	374,126	339,122	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-4, CB9 (1 mo. USD LIBOR + 0.400%)	2.465%	6/25/35	622,614	537,490	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3, ASB	3.371%	9/15/57	170,000	170,607
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y, 1A1	3.773%	11/25/34	382,558	394,356	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8, A2	1.881%	8/15/45	15	15

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,965,851)				25,483,515

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.7%
U.S. Government Obligations - 3.7%
U.S. Treasury Bonds	2.750%	8/31/23	$1,800,000	$1,801,266
U.S. Treasury Notes	2.750%	7/31/23	1,590,000	1,590,963
United States Treasury Notes	1.875%	12/15/20	1,820,000	1,788,683
United States Treasury Notes	2.625%	6/30/23	640,000	636,762

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,839,044)				5,817,674

SENIOR LOANS - 1.6%
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016-2 First Lien Term Loan B1 (1 mo. LIBOR + 2.750%)	4.826%	5/2/22	89,323	89,700	(b)(g)(h)

Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.326%	2/16/24	89,320	89,385	(b)(g)(h)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.826%	12/22/24	22,388	22,485	(b)(g)(h)
Golden Nugget Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.817-4.826%	10/4/23	9,705	9,754	(b)(g)(h)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.815%	10/25/23	104,231	104,674	(b)(g)(h)
Scientific Games International Inc., Term Loan B5 (1 mo. LIBOR + 2.750%)	4.826%	8/14/24	16,119	16,100	(b)(g)(h)

Total Hotels, Restaurants & Leisure				242,398

Media - 0.5%
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	4/30/25	26,268	26,309	(b)(g)(h)
Numericable U.S. LLC, Term Loan B12 (1 mo. LIBOR + 3.688%)	5.751%	1/31/26	59,550	57,491	(b)(g)(h)
Sinclair Television Group Inc., Term Loan	%	12/12/24	80,000	79,966
Univision Communications Inc., 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.826%	3/15/24	661,391	636,795	(b)(g)(h)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.563%	4/25/25	20,250	19,929	(b)(g)(h)

Total Media				820,490

Specialty Retail - 0.0%
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.564-4.575%	1/28/23	32,187	32,171	(b)(g)(h)

TOTAL CONSUMER DISCRETIONARY				1,184,759

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings Inc., Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.070%	5/24/24	$24,117	$24,157	(b)(g)(h)

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.576%	8/18/22	54,479	54,486	(b)(g)(h)

INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.077%	1/15/25	109,449	109,488	(b)(g)(h)
XPO Logistics Inc., Term Loan (1 mo. LIBOR + 2.000%)	4.065%	2/24/25	89,129	89,492	(b)(g)(h)

Total Air Freight & Logistics				198,980

Airlines - 0.1%
American Airlines Inc., 2017 Replacement Class B Term Loan (1 mo. LIBOR + 2.000%)	4.063%	12/14/23	44,550	44,300	(b)(g)(h)
American Airlines Inc., 2018 Replacement Term Loan (1 mo. LIBOR + 1.750%)	3.815%	6/27/25	45,000	44,122	(b)(g)(h)

Total Airlines				88,422

Building Products - 0.0%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.826%	11/15/23	5,571	5,571	(b)(g)(h)

Electrical Equipment - 0.0%
Generac Power Systems Inc., 2018 Replacement Term Loan (1 mo. LIBOR + 1.750%)	3.832%	5/31/23	45,416	45,537	(b)(g)(h)

Professional Services - 0.0%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.076%	4/9/23	45,655	45,807	(b)(g)(h)

TOTAL INDUSTRIALS				384,317

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., 2024 Term Loan (1 mo. LIBOR + 2.000%)	4.066%	4/26/24	263,209	263,127	(b)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.2%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.076%	10/31/23	$89,321	$89,043	(b)(g)(h)
Berry Global Inc., Term Loan R (1 mo. LIBOR + 2.000%)	4.063-4.186%	1/19/24	27,293	27,335	(b)(g)(h)

Total Construction Materials				116,378

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.186%	10/1/22	77,484	77,593	(b)(g)(h)
Reynolds Group Holdings Inc., Term Loan (1 mo. LIBOR + 2.750%)	4.826%	2/5/23	43,678	43,863	(b)(g)(h)

Total Containers & Packaging				121,456

TOTAL MATERIALS				237,834

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. LIBOR + 2.000%)	4.076%	3/25/25	44,657	44,709	(b)(g)(h)
VICI Properties 1 LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.067%	12/15/24	120,000	120,150	(b)(g)(h)

TOTAL REAL ESTATE				164,859

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.826%	1/31/25	44,775	44,313	(b)(g)(h)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. LIBOR + 2.250%)	4.317%	2/22/24	61,600	61,729	(b)(g)(h)
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.563%	1/15/26	40,000	40,028	(b)(g)(h)

TOTAL TELECOMMUNICATION SERVICES				146,070

TOTAL SENIOR LOANS (Cost - $2,474,462)				2,459,609

MORTGAGE-BACKED SECURITIES - 1.5%
FHLMC - 0.3%
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	1.946%	6/1/43	484,705	476,307	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/29	1,683	1,860

Total FHLMC				478,167

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 0.2%
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.207%	9/1/37	$371,973	$388,569	(b)

GNMA - 1.0%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	200,000	200,789	(b)(i)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.000%	9/20/20	58,718	59,221	(b)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.500%	3/20/21	43,235	43,594	(b)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	6/20/22-5/20/32	407,456	417,891	(b)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.750%	8/20/22-9/20/32	96,748	99,146	(b)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	10/20/22-12/20/22	240,249	244,120	(b)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	1/20/24-3/20/24	122,713	125,210	(b)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.625%	5/20/26	55,363	56,884	(b)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.750%	9/20/27	140,984	145,278	(b)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.125%	10/20/27	129,178	133,123	(b)

Total GNMA				1,525,256

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,386,396)				2,391,992

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (8.000% PIK) (Cost - $17,072)	8.000%	223,330	$2,233	*(d)(e)(j)

COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $3,805)		465	1,753	*(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,841,804)			127,650,132

	RATE
SHORT-TERM INVESTMENTS - 18.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $28,393,678)	1.980%	28,393,678	28,393,678	(k)(l)

TOTAL INVESTMENTS - 98.9% (Cost - $155,235,482)			156,043,810
Other Assets in Excess of Liabilities - 1.1%			1,771,872

TOTAL NET ASSETS - 100.0%			$157,815,682

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2018, the Fund held TBA securities with a total cost of $200,324 (Note 1).

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At August 31, 2018, the total market value of investments in Affiliated Companies was $28,393,678 and the cost was $28,393,678 (Note 2).

(l)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	134	12/19	$(32,507,616)	$32,510,075	$2,459
90-Day EuroDollar	73	6/20	(17,745,032)	17,712,538	(32,494)
U.S. Treasury 5-Year Notes	209	12/18	(23,721,658)	23,700,274	(21,384)

					(51,419)

Contracts to Sell:
90-Day EuroDollar	61	9/18	14,882,053	14,890,863	(8,810)
90-Day EuroDollar	81	12/18	19,725,491	19,720,462	5,029
U.S. Treasury 10-Year Notes	39	12/18	4,693,324	4,690,360	2,964
U.S. Treasury 2-Year Notes	85	12/18	17,963,918	17,965,547	(1,629)
U.S. Treasury Long-Term Bonds	11	12/18	1,590,446	1,586,406	4,040

					1,594

Net unrealized depreciation on open futures contracts					$(49,825)

At August 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$5,000,000	5/6/21	1.226% semi-annually	3-Month LIBOR quarterly	$—	$209,888
	3,750,000	11/30/21	1.940% semi-annually	3-Month LIBOR quarterly	—	107,834
	17,619,000	9/19/23	3-Month LIBOR quarterly	Daily US Federal Funds Intraday Effective Rate quarterly	—	38,355

Total	$26,369,000				$0	$356,077

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$974,969	$9,868	$984,837
Other Corporate Bonds & Notes	—	56,363,070	—	56,363,070
Asset-Backed Securities	—	34,145,449	—	34,145,449
Collateralized Mortgage Obligations	—	25,483,515	—	25,483,515
U.S. Government & Agency Obligations	—	5,817,674	—	5,817,674
Senior Loans	—	2,459,609	—	2,459,609
Mortgage-Backed Securities	—	2,391,992	—	2,391,992
Preferred Stocks	—	—	2,233	2,233
Common Stocks	—	—	1,753	1,753

Total Long-Term Investments	—	127,636,278	13,854	127,650,132

Short-Term Investments†	$28,393,678	—	—	28,393,678

Total Investments	$28,393,678	$127,636,278	$13,854	$156,043,810

Other Financial Instruments:
Futures Contracts	14,492	—	—	14,492
Centrally Cleared Interest Rate Swaps	—	356,077	—	356,077

Total Other Financial Instruments	$14,492	$356,077	—	$370,569

Total	$28,408,170	$127,992,355	$13,854	$156,414,379

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$64,317	—	—	$64,317

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio,

Notes to Schedule of Investments (unaudited) (continued)

LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2018. The following transactions were effected in shares of such companies for the period ended August 31, 2018.

	Affiliate Value at May 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$—	$51,596,678	51,596,678	$23,203,000	23,203,000

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2018
Western Asset Government Cash Management Portfolio LLC	—	$93,360	—	$28,393,678

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018